Document and Entity Information	Jan. 04, 2021
Cover [Abstract]
Entity Registrant Name	FATE THERAPEUTICS INC
Amendment Flag	false
Entity Central Index Key	0001434316
Document Type	8-K
Document Period End Date	Jan. 04, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-36076
Entity Tax Identification Number	65-1311552
Entity Address, Address Line One	3535 General Atomics Court
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	(858)
Local Phone Number	875-1800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $.001 par value
Trading Symbol	FATE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false